Note 14 - Stock Compensation Plans - Components of the ESOP Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allocated shares (in shares)	193,207	179,507
Unreleased shares (in shares)		10,821
Total ESOP shares (in shares)	193,207	190,328
Fair value of unreleased shares (in thousands)		$ 160